LEASES (FY) (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Supplemental Cash Flow Information Related to Operating Leases
Supplemental cash flow information related to operating leases was as follows:

(dollars in millions)	Year Ended December 31, 2019
Operating cash flows used for the measurement of operating lease liabilities	$(201)
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$136

Operating Lease Right-of-Use Assets and Liabilities
Operating lease right-of-use assets and liabilities are reflected on our Combined Balance Sheet as follows:

(dollars in millions, except lease term and discount rate)	December 31, 2019
Operating lease right-of-use assets	$832
Accrued liabilities	(163)
Operating lease liabilities	(682)
Total operating lease liabilities	$(845)

Supplemental Information Related to Operating Leases	Supplemental information related to operating leases was as follows:
December 31, 2019
Weighted-Average Remaining Lease Term (in years)	8.0
Weighted-Average Discount Rate	3.6%

Undiscounted Maturities of Operating Lease Liabilities
Undiscounted maturities of operating lease liabilities, including options to extend lease terms that are reasonably certain of being exercised, as of December 31, 2019 are as follows:

(dollars in millions, except lease term and discount rate)	Operating
2020	$182
2021	151
2022	121
2023	97
2024	73
Thereafter	315
Total undiscounted lease payments	939
Less imputed interest	(94)
Total discounted lease payments	$845